Accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Biodexa Pharmaceuticalsplc [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Pharmaceuticals PLC
Summary description	Ultimate holding company
Biodexa Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Limited (formerly Midatech Limited)
Summary description	Trading company
Biodexa Pharmaceuticals Wales Limited Formerly Midatech Pharma Wale Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Pharmaceuticals (Wales) Limited formerly (Midatech Pharma (Wales) Limited)
Summary description	Trading company
Haaland UK Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Haaland UK Limited
Summary description	Dormant – incorporated October 2022
Haaland Jersey Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Haaland Jersey Limited
Summary description	Incorporated January 2023 Dissolved March 2023
Midatech pharma (espana) SL (formerly midatech biogune SL) [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	Liquidated - 2021
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity	PharMida AG
Summary description	Dormant